Acquisitions (Details) - Jet Cooper Ltd. and Atatomic Inc. $ in Thousands	Jul. 31, 2013 USD ($) company shares
Business Acquisition [Line Items]
Percentage of company acquired	100.00%
Number of companies acquired | company	2
Consideration Transferred
Total consideration transferred	$ 1,232
Cash	$ 828
Common stock (in shares) | shares	96,479
Common stock, amount	$ 404